Consolidated Statements of Financial Position ¥ in Thousands, $ in Millions	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-current assets
Property and equipment	¥ 281,968	¥ 178,179		¥ 98,574
Right-of-use assets	72,951	73,564		51,658
Intangible assets	19,544	21,664		24,594
Goodwill	44,758	44,758		44,758
Restricted cash - non-current	12,142	9,669		1,575
Deferred tax assets	498	997		1,994
Financial assets at FVTPL- non-current	58,151	56,919		0
Other non-current assets	20,684	20,025		21,082
Total non-current assets	510,696	405,775		244,235
Current assets
Inventories	289,929	204,705		218,220
Contract assets	35,336	28,005		82,826
Trade receivables	241,372	252,607		266,933
Prepayments and other receivables	191,127	197,652		192,530
Prepayments to and amounts due from related parties	50,917	26,618		26,923
Financial assets at FVTPL	1,735,333	1,685,146		317,042
Time deposits	251,733	620,148		2,550,279
Cash and cash equivalents	3,836,137	4,268,300	¥ 1,828,943	1,661,152		¥ 2,233,691	¥ 2,725,568
Restricted cash - current	3,273	4,814		10,194
Subscription receivables		0		43,924	$ 6.2
Total current assets	6,635,157	7,287,995		5,370,023
Total assets	7,145,853	7,693,770		5,614,258
DEFICIT IN EQUITY
Share premium	12,800,243	12,750,598		1,104,120
Reserves	3,086,316	2,946,715		2,110,151
Accumulated losses	(9,422,869)	(8,631,352)		(6,114,544)
Treasury shares		0		(151,668)
Total equity	6,463,756	7,066,019	¥ (3,670,974)	(3,051,918)		¥ (2,082,116)	¥ (966,109)
Non-current liabilities
Lease liabilities - non-current	21,198	26,059		22,309
Put option liabilities- non-current		0		40,449
Long-term bank loan	47,534	50,040		0
Deferred tax liabilities	3,988	4,486		5,483
Other non-current liabilities	8,097	4,677		6,522
Total non-current liabilities	80,817	85,262		74,763
Current liabilities
Short-term bank loans	102,275	30,019		0
Trade payables	47,117	20,713		16,962
Preferred shares and other financial instruments subject to redemption and other preferential rights		0		8,181,722
Other payables, deposits received and accrued expenses	330,848	397,755		271,306
Contract liabilities	30,574	4,476		12,498
Lease liabilities - current	34,386	36,900		31,098
Amounts due to related parties	14,656	9,450		77,827
Put option liabilities - current	41,424	41,099		0
Income taxes payable		2,077		0
Total current liabilities	601,280	542,489		8,591,413
Net current assets	6,033,877	6,745,506		(3,221,390)
Total liabilities	682,097	627,751		8,666,176
Total equity and liabilities	7,145,853	7,693,770		5,614,258
Class A ordinary shares [member]
DEFICIT IN EQUITY
Ordinary shares	62	54		0
Class B ordinary shares [member]
DEFICIT IN EQUITY
Ordinary shares	¥ 4	4		0
Ordinary shares [member]
DEFICIT IN EQUITY
Ordinary shares		0		8
Series Seed-1 Preferred Shares [member]
DEFICIT IN EQUITY
Series Seed		0		5
Series Seed-2 Preferred Shares [member]
DEFICIT IN EQUITY
Series Seed		0		4
Series A Preferred Shares [member]
DEFICIT IN EQUITY
Series Seed		¥ 0		¥ 6